INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 entity D
INCOME TAXES
Required minimum percentage distribution of ordinary taxable income to stockholders to qualify as a REIT	90.00%
Percentage of capital gains distributed to stockholders	100.00%
Period of disqualification of REIT status (in years)	4 years
Number of Predecessor's taxable REIT subsidiaries distributed as part of HHC subject to IRS audit (in entities)	2
Number of taxable REIT subsidiaries received statutory notices of deficiency (in entities)	2
Period of statutory notice of deficiency (in days)	90
Additional tax amount to be paid as per the statutory notices of deficiency received by the two taxable REIT subsidiaries	$ 144.1
Number of REIT subsidiaries who filed petition	2